PATENT RIGHTS AND TRADEMARKS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 26, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Common stock shares granted to acquire exclusive patent rights			300,000	300,000
Options granted to acquire exclusive patent rights			200,000	200,000
Options granted to acquire exclusive patent rights, value			$ 360,000	$ 360,000
Common stock shares granted to acquire exclusive patent rights, value			570,000	570,000
Useful life of Patent	17 years
Amortization Expense of Patent	$ 57,874	$ 54,705